Segment reporting - Geographic (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and non-current assets by geographical region
Revenues	€ 27,832	€ 24,826	€ 21,567
Non-current assets	19,639	24,711
EMEA
Revenues and non-current assets by geographical region
Revenues	12,939	12,228	11,466
Non-current assets	14,659	19,279
Germany
Revenues and non-current assets by geographical region
Revenues	5,552	4,269	4,647
Non-current assets	14,659	19,279
Great Britain
Revenues and non-current assets by geographical region
Revenues	2,761	1,413	963
Spain
Revenues and non-current assets by geographical region
Revenues	1,094	1,931	644
France
Revenues and non-current assets by geographical region
Revenues	942	1,391	841
Russia
Revenues and non-current assets by geographical region
Revenues	1	22	1,322
Other EMEA
Revenues and non-current assets by geographical region
Revenues	2,589	3,202	3,049
Asia Pacific
Revenues and non-current assets by geographical region
Revenues	6,764	7,107	4,521
Non-current assets	684	1,343
China
Revenues and non-current assets by geographical region
Revenues	3,433	3,004	1,101
Indonesia
Revenues and non-current assets by geographical region
Revenues	1,767		93
South Korea
Revenues and non-current assets by geographical region
Revenues	598	623	1,787
Japan
Revenues and non-current assets by geographical region
Revenues	587	31	1,406
India
Revenues and non-current assets by geographical region
Revenues	99	2,563	93
Other Asia Pacific
Revenues and non-current assets by geographical region
Revenues	280	886	41
Americas
Revenues and non-current assets by geographical region
Revenues	8,129	5,491	5,580
Non-current assets	4,296	4,089
United States
Revenues and non-current assets by geographical region
Revenues	8,054	5,389	5,453
Non-current assets	4,296	4,089
Other Americas
Revenues and non-current assets by geographical region
Revenues	€ 75	€ 102	€ 127